Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 5,800	$ 4,246	$ 3,660	$ 13,987	$ 11,004
Interest expense		2,564	1,158	767	4,531	2,525
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		4,956	3,639	3,198	11,971	9,552
Interest expense		2,348	1,003	661	4,054	2,178
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		229	119	81	432	262
Other [member]
Analysis Of Income And Expense [line items]
Interest income		615	488	381	1,584	1,190
Interest expense		$ 216	$ 155	$ 106	$ 477	$ 347

[1]	Interest income included $5.2 billion for the quarter ended July 31, 2022 (April 30, 2022: $3.8 billion; July 31, 2021: $3.3 billion) and $12.4 billion for the nine months ended July 31, 2022 (July 31, 2021: $9.8 billion) calculated based on the effective interest rate method.